Consolidated Interim Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Revenue	$ 94,122	$ 83,492
Operating expenses:
Cost of revenue	(24,411)	(24,125)
Sales and marketing	(17,407)	(14,138)
Research and development	(3,716)	(2,492)
General and administrative	(13,074)	(13,097)
Other income	34	40
Other expense	(142)	(49)
Total operating expenses	(58,716)	(53,861)
Operating profit	35,406	29,631
Finance income	9,677	4,612
Finance cost	(607)	(1,465)
Profit before income tax	44,476	32,778
Income tax expense	(9,074)	(8,866)
Profit for the interim period	35,402	23,912
Other comprehensive income (loss):
Pension adjustments, net of tax	189	65
Gain (loss) on foreign currency translation	(5,601)	1,470
Total comprehensive income for the interim period	29,990	25,447
Profit attributable to:
DoubleDown Interactive Co., Ltd.	35,386	23,846
Non-controlling interests	16	66
Total comprehensive income attributable to:
DoubleDown Interactive Co., Ltd.	29,974	25,381
Non-controlling interests	$ 16	$ 66
Earnings per share:
Basic (in dollars per share)	$ 14.28	$ 9.62
Diluted (in dollars per share)	$ 14.28	$ 9.62